Segments and Geographical Information	6 Months Ended
Jun. 30, 2026
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 7:	SEGMENTS AND GEOGRAPHICAL INFORMATION

Commencing January 1, 2020, the Company presents its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit.

a.	Information about the operating segments for the six months ended June 30, 2026 and 2025 is as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2026:

Revenues from external customers	$7,251	$18,595	$617	$(221)	$26,242

Cost of revenues, net of allowance	$5,828	$14,036	$361	$(221)	$20,004

Allowance for slow inventory	$-	$(5)	$-	$-	$(5)

Gross profit	$1,423	$4,564	$256	$-	$6,243

Allocated operating expenses	$1,207	$2,574	$216	$-	$3,997

Segment profit (loss)	$216	$1,990	$40	$-	$2,246

Unallocated operating expenses	-	-	-	-	$511

Operating Income (loss)	$216	$1,990	$40	$-	$1,735

Financial income	-	-	-	-	$415

Income before taxes on income	-	-	-	-	$2,150

Tax on income	-	-	-	-	$20

Net Income	-	-	-	-	$2,130

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2025:

Revenues from external customers	$6,168	$19,734	$868	$(217)	$26,553

Cost of revenues, net of allowance	$4,907	$14,688	$663	$(217)	$20,041

Allowance for slow-moving inventory	$-	$293	$-	$-	$293

Gross profit	$1,261	$4,753	$205	$-	$6,219

Allocated operating expenses	$1,760	$2,106	$141	$-	$4,007

Segment profit (loss)	$(499)	$2,647	$64	$-	$2,212

Unallocated operating expenses	-	-	-	-	$401

Operating Income (loss)	$(499)	$2,647	$64	$-	$1,811

Financial expenses	-	-	-	-	$424

Net Income before tax	-	-	-	-	$2,235

Tax on income	-	-	-	-	$121

Net Income	-	-	-	-	$2,114

b.	The following presents total revenues for the six months ended June 30, 2026 and 2025 based on the location of customers:

	June 30,
	2026	2025
	Unaudited

Israel	$22,083	$23,746
Far East	-	-
India	2,861	696
Europe	891	919
United States	407	1,192
Others	-	-

	$26,242	$26,553